Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended					0 Months Ended
	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 08, 2013 Construction in Progress [Member] Vessel	Apr. 30, 2014 Commercial Management Fee [Member] Vessel	Apr. 30, 2014 Technical management fee [Member] Vessel	Apr. 30, 2014 Conventional Tanker Commercial Operations [Member]	Apr. 30, 2014 Technical Management Operations [Member]	Mar. 31, 2014 Subsequent Events [Member] Vessel	Jan. 23, 2014 Subsequent Events [Member] Tanker Investments Limited [Member]	Mar. 31, 2014 Subsequent Events [Member] Tanker Investments Limited [Member]	Jan. 23, 2014 Subsequent Events [Member] Series A-2 [Member] Tanker Investments Limited [Member]	Apr. 30, 2014 Subsequent Events [Member] Class B [Member] Tanker Investments Limited [Member]	Jan. 23, 2014 Subsequent Events [Member] Warrant [Member] Tanker Investments Limited [Member]	Feb. 28, 2014 Subsequent Events [Member] Contract Termination [Member] Construction in Progress [Member] Vessel	Jan. 31, 2014 Subsequent Events [Member] Tranche One [Member] Warrant [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Subsequent Events [Member] Tranche Two [Member] Warrant [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Subsequent Events [Member] Tranche Three [Member] Warrant [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Subsequent Events [Member] Tranche Four [Member] Warrant [Member] Tanker Investments Limited [Member]	Jan. 23, 2014 Subsequent Events [Member] Maximum [Member] Warrant [Member] Tanker Investments Limited [Member]
Subsequent Event [Line Items]
Purchase of common stock											2,500,000										750,000
Equity method investment, ownership interest		50.00%									10.00%
Issuance of equity private placement											$ 250,000,000
Equity method investment											25,000,000
Fixed price of stock purchase warrants, per share															$ 10
Fair market value of the shares																	$ 12.50	$ 15.00	$ 17.50	$ 20.00
Consecutive trading days															10 days
Series A-2 Preferred Share received		0	0										1
Preferred stock, voting rights received													Entitles the holder to elect one board member
Percentage of combined ownership interest												6.51%
Purchase price consideration		$ 0	$ 9,509,000	$ 0										$ 15,600,000
Number of vessels					4	82	42			2,000,000						8
Percentage of ownership acquired								50.00%	10000.00%
Commercially managed tanker pools	3